Business Segments - Results by Business Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	$ 16,765	$ 16,409	$ 17,527
Noninterest income	11,891	11,046	10,617
Total net revenue	28,656	27,455	28,144
Compensation and employee benefits	10,327	10,554	10,416
Other intangibles	498	569	636
Net shared services	0	0	0
Other expense	6,012	6,065	7,821
Total noninterest expense	16,837	17,188	18,873
Income (loss) before provision and income taxes	11,819	10,267	9,271
Provision for credit losses	2,186	2,238	2,275
Income (loss) before income taxes	9,633	8,029	6,996
Income taxes and taxable-equivalent adjustment	2,037	1,700	1,538
Net income (loss)	7,596	6,329	5,458
Net (income) loss attributable to noncontrolling interests	(26)	(30)	(29)
Net income attributable to U.S. Bancorp	7,570	6,299	5,429
Taxable-equivalent adjustment to net interest income	116	120	131
Treasury and Corporate Support
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	(745)	(1,660)	(1,552)
Noninterest income	1,038	707	779
Total net revenue	293	(953)	(773)
Compensation and employee benefits	5,206	5,359	5,199
Other intangibles	0	0	1
Net shared services	(6,989)	(7,009)	(7,134)
Other expense	2,789	2,927	4,552
Total noninterest expense	1,006	1,277	2,618
Income (loss) before provision and income taxes	(713)	(2,230)	(3,391)
Provision for credit losses	(168)	57	463
Income (loss) before income taxes	(545)	(2,287)	(3,854)
Income taxes and taxable-equivalent adjustment	(510)	(881)	(1,176)
Net income (loss)	(35)	(1,406)	(2,678)
Net (income) loss attributable to noncontrolling interests	(26)	(30)	(29)
Net income attributable to U.S. Bancorp	(61)	(1,436)	(2,707)
Wealth, Corporate, Commercial and Institutional Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	7,214	7,613	7,812
Noninterest income	4,869	4,538	4,145
Total net revenue	12,083	12,151	11,957
Compensation and employee benefits	2,121	2,127	2,082
Other intangibles	184	206	229
Net shared services	2,094	2,147	2,170
Other expense	969	937	1,022
Total noninterest expense	5,368	5,417	5,503
Income (loss) before provision and income taxes	6,715	6,734	6,454
Provision for credit losses	546	385	340
Income (loss) before income taxes	6,169	6,349	6,114
Income taxes and taxable-equivalent adjustment	1,543	1,588	1,529
Net income (loss)	4,626	4,761	4,585
Net (income) loss attributable to noncontrolling interests	0	0	0
Net income attributable to U.S. Bancorp	4,626	4,761	4,585
Consumer and Business Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	7,248	7,625	8,658
Noninterest income	1,625	1,606	1,637
Total net revenue	8,873	9,231	10,295
Compensation and employee benefits	2,109	2,212	2,303
Other intangibles	236	266	291
Net shared services	2,750	2,768	2,957
Other expense	1,242	1,286	1,332
Total noninterest expense	6,337	6,532	6,883
Income (loss) before provision and income taxes	2,536	2,699	3,412
Provision for credit losses	238	182	78
Income (loss) before income taxes	2,298	2,517	3,334
Income taxes and taxable-equivalent adjustment	575	630	834
Net income (loss)	1,723	1,887	2,500
Net (income) loss attributable to noncontrolling interests	0	0	0
Net income attributable to U.S. Bancorp	1,723	1,887	2,500
Payment Services
Segment Reporting Information [Line Items]
Rewards and rebate costs and certain partner payments	3,100	3,100	3,000
Revenue generated from certain contracts with customers	9,700	9,200	8,800
Payment Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	3,048	2,831	2,609
Noninterest income	4,359	4,195	4,056
Total net revenue	7,407	7,026	6,665
Compensation and employee benefits	891	856	832
Other intangibles	78	97	115
Net shared services	2,145	2,094	2,007
Other expense	1,012	915	915
Total noninterest expense	4,126	3,962	3,869
Income (loss) before provision and income taxes	3,281	3,064	2,796
Provision for credit losses	1,570	1,614	1,394
Income (loss) before income taxes	1,711	1,450	1,402
Income taxes and taxable-equivalent adjustment	429	363	351
Net income (loss)	1,282	1,087	1,051
Net (income) loss attributable to noncontrolling interests	0	0	0
Net income attributable to U.S. Bancorp	$ 1,282	$ 1,087	$ 1,051